THE ADVISORS' INNER CIRCLE FUND III

                       NORTHPOINTE MICRO CAP EQUITY FUND
                       NORTHPOINTE SMALL CAP GROWTH FUND
                        NORTHPOINTE SMALL CAP VALUE FUND
                        NORTHPOINTE LARGE CAP VALUE FUND

                         SUPPLEMENT DATED MAY 26, 2015
           TO THE PROSPECTUS, DATED  MARCH 1, 2015 (THE "PROSPECTUS")
                                      AND
      STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

Effective immediately, NorthPointe Capital, LLC's (the "Adviser") address is changed to: 39400 Woodward Ave, Suite 190, Bloomfield Hills, MI 48304. Accordingly, all references to the Adviser's previous address in the Prospectus and SAI are removed and replaced with the above address.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 NPC-SK-002-0100